Annual Total Returns[BarChart] - Xtrackers Harvest CSI 300 China A-Shares ETF - Xtrackers Harvest CSI 300 China A-Shares ETF	2014	2015	2016	2017	2018	2019
Total	49.70%	0.07%	(15.06%)	31.81%	(28.05%)	35.57%